Investments in Associates - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Oct. 18, 2024	May 26, 2023	May 25, 2022	May 31, 2023	Feb. 28, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Investment in associates – equity method						$ 0	$ 2,397	$ 3,185
Investments in associates accounted for using equity method							0	3,185
Equity method income (loss)						(17,928)	(8,754)
Financial assets						326,290	390,873
Gain/(loss) on dilution of ownership interest in associates						1,699	199	0
Share of associate loss recorded against long-term interest						(13,831)	(5,307)
Seaport
Disclosure of associates [line items]
Share held at fair value	$ 2,461					236,003	177,288
Sonde, After Financing
Disclosure of associates [line items]
Financial assets							0
Unrecognized equity method losses						1,651	14,447
Gelesis
Disclosure of associates [line items]
Number of warrants (in shares)		43,133,803		192,307,692	23,688,047
Exercise price of warrants (in usd per share)					$ 0.2744
Investments in associates accounted for using equity method								0
Equity method income (loss)								4,910
Gelesis | May Warrants
Disclosure of associates [line items]
Number of warrants (in shares)				235,441,495
Gelesis | Top of range
Disclosure of associates [line items]
Exercise price of warrants (in usd per share)				$ 0.0182
Gelesis | Bottom of range
Disclosure of associates [line items]
Exercise price of warrants (in usd per share)				$ 0.0142
Sonde
Disclosure of associates [line items]
Investments in associates accounted for using equity method						0
Equity method income (loss)						$ 5,307	(8,492)	$ (1,052)
Proportion of ownership interest in associate			48.20%			40.20%
Share of associate loss recorded against long-term interest						$ (5,307)	5,307
Seaport
Disclosure of associates [line items]
Investment in associates – equity method						0	2,397
Investments in associates accounted for using equity method						0	2,397
Equity method income (loss)						(23,234)
Loss of equity method investment						$ 4,096	$ 262
Proportion of ownership interest in associate						12.40%	13.10%
Gain/(loss) on dilution of ownership interest in associates						$ 1,699	$ 199
Proportion of voting rights held in associate	43.00%					42.90%
Seaport | Preferred A-1, A-2 And B
Disclosure of associates [line items]
Loss of equity method investment						$ 19,138